Share-based Compensation - Hutchmed Share Option Exercises (Details) - HUTCHMED Share Option Scheme - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share option values
Cash received from share options exercised	$ 19	$ 1,100
Total intrinsic value of share options exercised	$ 4	$ 526